Intangible Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition cost	$ 71,535	$ 71,535
Accumulated amortization	(46,185)	(13,039)
Time charters with favorable terms net book value	$ 25,350	$ 58,496